RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2014
Related party transation warrant activeity

As of June 30, 2014 warrants outstanding with Fields Texas and FTX (including warrants issued to William Fields) are as follows (see also Note 8):

	Original Issue Warrants	Additional Anti-Dilution Warrants	Warrant Liability	(Loss)/gain on fair value adjustment
December 31, 2013	7,075,000		$16,600,500
Fair value adjustment			8,728,000	$8,728,000

Issued:
Anti-Dilution		9,702,806	35,594,528	35,594,528
Advisory services	500,000	333,333	2,150,000	2,150,000
Advisory services	69,000		110,400	110,400
Exercised:
April 2014	(631,238)		(3,118,313)	—

June 30, 2014	7,012,762	10,036,140	$60,065,115	$46,582,928